Share-Based Compensation - Share-Based Compensation Reserve Outstanding (Details) - Share- Based Compensation Reserve - GDR Options - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	₸ 34,810	₸ 29,274
Share options accrued	16,963	20,859
Share options exercised	(19,999)	(15,323)
Ending balance	₸ 31,774	₸ 34,810